Summary of Significant Accounting Policies (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Restricted cash		$ 1,424,000	$ 1,934,000
Depreciation method		straight-line
Estimated residual value of vessels per lightweight ton		$ 340
Vessel's useful life		30 years
Number of vessels with impairment indication		12
Estimated daily time charter equivalent for unfixed days		based on a combination of one-year average historical time charter rates and 10-year average historical time charter rates, adjusted for outliers
Increase in management fees every second year		3.00%
Utilization rate of fleet		99.60%
Impairment loss	$ 0	$ 0	0
Amortization of deferred drydock and special survey costs	225,000	3,639,000	1,314,000
Accumulated amortization		5,039,000	1,539,000
Deferred unamortized financing costs		3,552,000	3,644,000
Amortization and write-off of deferred financing costs	430,000	1,943,000	1,598,000
Foreign currency exchange gains/(losses)	(3,000)	1,000	(15,000)
Amortization of above and below market leases	13,039,000	19,062,000	33,146,000
Other income	$ 7,000	$ 603,000	1,017,000
Minimum
Interval between vessel drydockings / special surveys		30 months
Maximum
Interval between vessel drydockings / special surveys		60 months
Settlement of outstanding claims
Other income		$ 610,000	$ 1,002,000
NOL Liner PTE Ltd
Customer's revenue percentage		30.80%	30.50%
Mitsui O.S.K Lines
Customer's revenue percentage	71.00%		25.70%
Hapag-Lloyd AG
Customer's revenue percentage		17.90%